UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1.  Reports to Stockholders.

Strategic Global Income
Fund, Inc.
Semiannual Report
May 31, 2007

Strategic Global Income Fund, Inc.

July 13, 2007

Dear shareholder,
We are pleased to present you with the semiannual report for Strategic Global Income Fund, Inc. (the “Fund”) for the six months ended May 31, 2007.

Performance
 Over the six months ended May 31, 2007, the Fund returned 1.89% on a net asset value basis, compared with the 3.83% median net asset value return for the Fund’s peer group, the Lipper Global Income Funds, and the 0.04% return for the Fund’s benchmark, the Strategic Global Income Fund Index[1] (the “Index”). On a market price basis, the Fund returned 7.31% over the six-month period, compared with its Lipper peer group’s median market price return of 7.39% over the same timeframe. (For more performance information, please refer to “Performance at a glance” on page 9.)

Over the period, the Fund did not use leverage. The use of leverage can increase the Fund’s volatility by magnifying both its gains and losses. In addition, it can lead to a wider range of returns for a fund and within a fund’s peer group over time.

The Fund traded at a premium to its net asset value (“NAV”) per share during nearly all of the reporting period. A fund trades at a premium when the market price at which its shares trade is more than its NAV. Alternately, a fund trades at a discount when the market price at which its shares trade is less than its NAV per share. The market price is the price the market is willing to pay for shares of a fund at a given time, and may be influenced by a range of factors, including supply and demand and market conditions. NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, less all liabilities, by the total number of common shares outstanding.	Strategic Global Income Fund, Inc.

Investment goals:
Primarily, high level of current income; secondarily, capital appreciation

Portfolio management:
Portfolio management team, including Uwe Schillhorn UBS Global Asset Management (Americas) Inc.

Commencement:
February 3, 1982

NYSE symbol:
SGL

Distribution payments:
Monthly

[1]	An unmanaged index compiled by the advisor, constructed as follows: 67% Citigroup World Government Bond Index and 33% J.P. Morgan Emerging Markets Bond Index—Global.

Strategic Global Income Fund, Inc.

An interview with Portfolio Manager Uwe Schillhorn
Q.	How would you describe the global economic environment during the reporting period?
A.	The US economy weakened during the period. After expanding 2.5% in the fourth quarter of 2006, the final estimate for first quarter 2007 gross domestic product (GDP) growth was a weak 0.7%—the lowest growth rate in the US since the fourth quarter of 2002. This was attributable to a variety of factors, including the cooling housing market and relatively tepid business spending.

Overseas, economic news was generally positive. The European Union raised its 2007 projection for growth in the region, bringing it to 2.9% from 2.7%. This was attributed, in part, to strong domestic spending and improving labor markets. Elsewhere, Japan’s economy—the world’s second largest—is expected to expand 2.1% in 2007, according to the United Nations’ mid-year economic forecast.

Many emerging markets economies, most notably China and India, continued to experience exceptional growth during the reporting period. China’s economy expanded 11.1% in the first quarter of 2007. This followed on the heels of a 10.7% GDP growth rate in 2006, which represented its fastest level of growth since 1995. India’s economy grew by 9.4%, during its fiscal year ending March 31—the fastest growth rate the country had seen in 18 years.

Q.	How did the world’s bond markets perform over the reporting period?
A.	While economic conditions weighed on global bond markets during the reporting period, their overall impact dampened bond market performance only slightly. Most market concerns were related to changing expectations as several major economies posted higher than anticipated growth rates and central banks voiced concerns about the ongoing risk of higher inflation, which led to tighter lending in some cases. The Federal Reserve Board (the “Fed”), kept short-term interest rates in the US on hold at 5.25%, indicating that future rate movements would be data-dependent, and that inflation continued to be its prominent concern. The European Central Bank (ECB), for its part, raised rates twice during the reporting period, while the Bank of England raised rates three times during the period. Both central banks were focused on keeping inflationary pressure at bay.

Returns on the debt of relatively riskier emerging markets countries were better than the returns on more developed countries’ debt. Despite periods of increased volatility, investor demand for the asset

Strategic Global Income Fund, Inc.

class was generally strong as investors sought to generate returns on capital invested in growing economies.

Q.	How did you position the portfolio from a duration standpoint?
A.	The Fund’s duration, which measures its sensitivity to interest rate changes, remained in line with the benchmark throughout the reporting period. This stance did not materially impact the Fund’s performance over the period. This positioning was consistent with our belief that the global bond markets were, overall, fairly valued during the period.

Q.	Which currency strategies enhanced results during the period?
A.	Exposure to the Brazilian real contributed positively to the Fund’s performance over the reporting period. Brazil’s currency benefited from strong capital inflows, given relatively high interest rates and the strengthening rate of economic growth in that country. The Fund’s exposure to the Turkish lira enhanced results as well. In addition to strong demand, the country continued to benefit from speculation over the possibility of a future accession to the European Union.

Q.	Which holdings or strategies generated strong results over the period?
A.	The Fund’s exposure to bonds from the Dominican Republic enhanced results over the period on the back of that country’s solid economic performance. Other strong contributors to performance included the Fund’s exposure to bonds from El Salvador as well as the bonds of the Johor Corporation, a Malaysian state enterprise.

Elsewhere, the Fund’s exposure to Russia benefited fund performance. Russia’s fiscal and debt outlook continued to improve as oil prices remained high. The Fund’s exposure to local currency benefited performance as the ruble appreciated against the dollar during the reporting period. The Russian central bank manages the currency’s rate of exchange, but has recently permitted currency appreciation in light of both strong economic fundamentals in Russia and a weakened US dollar.

Q.	Were there any particular strategies that didn’t work well for the Fund?
A.	The Fund’s investment in Argentine debt underperformed the benchmark during the reporting period. In particular, the country’s local bonds, which are linked to the government’s official inflation index, performed poorly. (It is worth noting, however, that the Fund’s investments are made up of bonds different to those included in the benchmark, and

Strategic Global Income Fund, Inc.

that the bonds included in the Fund outperformed the ones in the benchmark during the reporting period.) Investors appeared to be wary of the government’s attempts to keep its reported inflation low by manipulating the calculation used to develop that figure. Additional volatility in Argentine debt has resulted from uncertainty with regard to the direction of that country’s macroeconomic policy. With Argentina’s October 2007 presidential election drawing nearer, and no presidential candidate from the Peronist party identified, the possible impact of policy decisions remained unknown throughout the reporting period.

Q.	What is your outlook on the global economy and fixed income markets?
A.	Interest rates in the US, as well as those of other developed countries, remain low relative to those available in many emerging markets. This interest rate environment has prevailed while the fundamental view of emerging markets countries has remained strong. The combination of these factors, together with ongoing investor interest in higher-yielding assets, could remain a source of support for emerging markets debt. We plan to continue to explore opportunities in local markets where economic conditions are favorable, interest rates are relatively high, and where local currency bonds are expected to outperform their US dollar-denominated counterparts.

Strategic Global Income Fund, Inc.

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
Strategic Global Income Fund, Inc.
Head of the Americas
 UBS Global Asset Management (Americas) Inc.

Uwe Schillhorn, CFA
Portfolio Management Team Member
Strategic Global Income Fund, Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended May 31, 2007. The views and opinions in the letter were current as of July 13, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

Strategic Global Income Fund, Inc.

Investment policy changes:

Since the last shareholder report, there have been some adjustments to the Fund’s investment policies. These policy changes are expected to facilitate the efficient management of the Fund. Information on the changes appears below:

Changes in non-fundamental investment policies to add references to third major ratings agency: The Fund’s Board of Directors approved changes to certain of its non-fundamental investment policies. The Fund invests in a wide range of US and non-US debt securities. The Fund has several nonfundamental investment policies relating to credit ratings. For example, the Fund has had a policy that it normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated “at least BBB by Standard & Poor’s, a division of The McGraw Hill Companies, Inc. (‘S&P’, or Baa by Moody’s Investors Service, Inc. (‘Moody’s’ or, if not rated by S&P or Moody’s, determined by ... [the Fund’s investment advisor, UBS Global Asset Management (Americas) Inc. (“UBS Global Asset Management”] to be of comparable quality... .”

The Fund’s Board approved changes to its non-fundamental policies to add similar, explicit references to a third ratings agency, Fitch Ratings (“Fitch”) where the other two rating agencies named above already appear. This change was effective as of June 12, 2007. UBS Global Asset Management believes that Fitch may issue ratings in some markets or on some securities that are not covered to the same extent by S&P and Moody’s. UBS Global Asset Management may view the Fitch ratings similarly to the ratings issued by S&P and Moody’s. The changes in the Fund’s investment policies will enable UBS Global Asset Management to cease treating securities rated by Fitch as “unrated” for purposes of certain limitations, thereby no longer prompting an internal determination by UBS Global Asset Management that such securities are of “equivalent credit quality.” These changes are not expected to have a material impact on how UBS Global Asset Management manages the Fund.

Clarification to asset segregation policy

Cover for certain derivatives strategies. Transactions using derivative instruments other than purchased options expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, or other futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not

Strategic Global Income Fund, Inc.

covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities, marked to market daily, in a segregated account with its custodian in the prescribed amount.

With respect to futures contracts, the Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund’s position in the futures contract (less the initial margin and any variation margin deposited with a futures commissions merchant) or (ii) accruing such amounts on a daily basis and maintaining segregated assets to cover the futures contract. With respect to a futures contract that is not contractually required to “cash-settle” the Fund must cover its open position by maintaining segregated assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to “cash-settle,” the Fund is permitted to maintain segregated assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when the Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will place segregated assets in a segregated account of the Fund in equal amount to the contract’s full, notional value. However, currency contracts with respect to identical currencies may be netted against each other, and, in such cases, the Fund’s custodian, or sub-custodian will place segregated assets in a segregated account of the Fund in an amount equal to the net amount owed (the unrealized loss) by the Fund.

When the Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain segregated assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional segregated assets decline in value or the amount of the Fund’s commitment increases because of changes in

Strategic Global Income Fund, Inc.

currency rates, additional cash or securities will be designated as segregated assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding derivatives instrument is still open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet current obligations.

Strategic Global Income Fund, Inc.

Performance at a glance (unaudited)
Average annual total returns for periods ended 05/31/07

Net asset value returns	6 months	1 year	5 years	10 years

Strategic Global Income Fund, Inc.	1.89%	8.13%	10.33%	8.23%

Lipper Global Income Funds median	3.83	10.08	12.51	7.80

Market price returns

Strategic Global Income Fund, Inc.	7.31%	10.60%	10.44%	10.38%

Lipper Global Income Funds median	7.39	16.71	11.51	10.90

Index returns

Strategic Global Benchmark*	0.04%	6.05%	9.45%	7.31%

Citigroup World Government Bond Index (WGBI)SM**	–1.67	2.38	7.44	5.51

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s net asset value (“NAV”) returns assume, for illustration only, that dividends/distributions were reinvested at the NAV on the payable dates. The Fund’s market price returns assume that all dividends/distributions were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. NAV and market price returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

*	An unmanaged index compiled by the advisor, constructed as follows: 67% Citigroup World Government Bond Index and 33% J.P. Morgan Emerging Markets Bond Index—Global.

**	The Citigroup World Government Bond Index (in USD) is a market capitalization-weighted index composed of straight (i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The average maturity is seven years. The Index includes the 22 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Share price and dividend/distribution information as of 5/31/07

	05/31/07	11/30/06	05/31/06

Net asset value	$11.60	$11.85	$11.62

Market price	$12.05	$11.67	$11.78

12-Month dividends/distributions	$0.9342	$0.9319	$0.9431

Monthly dividend/distribution at period-end	$0.0782	$0.0773	$0.0792

Strategic Global Income Fund, Inc.

Portfolio statistics (unaudited)

Characteristics*	05/31/07	11/30/06	05/31/06

Net assets (mm)	$211.8	$216.4	$212.2

Weighted average maturity	8.04 yrs.	6.41 yrs	7.81 yrs

Modified duration†	5.2%	4.0%	4.3%

Currency exposure**	05/31/07	11/30/06	05/31/06

US dollar denominated	44.2%	47.7%	45.0%

Non US dollar denominated	55.8	52.3	55.0

Total	100.0%	100.0%	100.0%

Credit quality**	05/31/07	11/30/06	05/31/06

AAA	45.4%	27.3%	32.8%

AA	4.9	3.2	1.0

A	10.9	4.0	11.0

BBB	8.7	5.8	7.4

BB	3.2	11.6	13.2

B	0.8	7.2	9.7

CCC	1.0	3.9	5.2

D	0.7	0.6	0.0

Non-rated	13.6	16.2	12.9

Equity/preferred	0.6	4.6	0.1

Cash equivalents	9.8	12.5	8.2

Other assets, less liabilities	0.4	3.1	(1.5)

Total	100.0%	100.0%	100.0%

Top 10 countries (other than short-term investments)***	05/31/07		11/30/06		05/31/06

United States	24.4%	United States	19.4%	United States	22.3%

Germany	11.8	Argentina	12.8	Argentina	13.1

Argentina	11.1	Germany	11.9	Germany	11.3

Malaysia	7.3	Malaysia	6.4	Malaysia	6.0

France	5.2	Turkey	5.8	France	4.8

Turkey	4.8	France	4.6	Brazil	4.6

Sovereign/supranational	3.6	Brazil	2.9	Mexico	3.0

Egypt	3.4	Russia	2.7	Qatar	3.0

Russia	3.0	Ecuador	2.0	Ecuador	2.4

Italy	2.5	Kazakhstan	1.6	Netherlands	2.4

Total	77.1%		70.1%		72.9%

*	Charateristics will vary over time.

**	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency.

***	Weightings represent percentages of net assets of the entire Fund as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

†	Modified duration is the change in price, expressed as a percentage, expected in response to each 1% change in yield of the portfolio’s holdings.

Strategic Global Income Fund, Inc.

Industry diversification
As a percentage of net assets
As of May 31, 2007 (unaudited)

Bonds
US bonds
US corporate bonds
Commercial banks	1.01%
Diversified financial services	4.35
Food products	0.47
Household durables	0.89
Media	0.48

Total US corporate bonds	7.20
Asset-backed securities	3.34
Commercial mortgage-backed securities	0.93
Mortgage-backed securities	5.73
US government obligations	7.18

Total US bonds	24.38

International bonds
International corporate bonds
Beverages	0.49
Commercial banks	1.02
Diversified financial services	7.32

Total international corporate bonds	8.83
Foreign government bonds	52.37
Sovereign/supranational bonds	3.55

Total international bonds	64.75

Total bonds	89.13
Rights	0.01
Warrants	0.20
Short-term investment	5.70
Options	0.39
Investment of cash collateral from securities loaned	4.07

Total investments	99.50
Cash and other assets, less liabilities	0.50

Net assets	100.00%

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount	Value

Bonds—89.13%

US bonds—24.38%

US corporate bonds—7.20%
Bank One Corp.,
7.875%, due 08/01/10	$2,000,000	$2,142,064

Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	2,000,000	2,084,536

Fortune Brands, Inc.,
5.375%, due 01/15/16	2,000,000	1,879,602

General Electric Capital Corp.,
6.000%, due 06/15/12	2,000,000	2,044,056

GMAC LLC,
6.875%, due 09/15/11	1,000,000	1,007,542

Historic TW, Inc.,
7.480%, due 01/15/08	1,000,000	1,014,014

HSBC Finance Corp.,
6.750%, due 05/15/11	2,000,000	2,082,396

Kraft Foods, Inc.,
5.250%, due 06/01/07	1,000,000	999,991

Residential Capital LLC,
6.125%, due 11/21/08	2,000,000	1,995,218

Total US corporate bonds (cost—$16,240,741)		15,249,419

Asset-backed securities—3.34%
Conseco Finance Securitizations Corp.,
Series 00-5, Class A5,
7.700%, due 02/01/32	2,048,008	2,045,354

First Franklin Mortgage Loan Asset-Backed Certificates,
Series 06-FFA, Class B2,
6.000%, due 09/25/26(1),(2),(3)	4,175,220	3,398,629

Green Tree Financial Corp.,
Series 99-1, Class A5,
6.110%, due 09/01/23	1,623,867	1,629,887

Total asset-backed securities (cost—$7,573,881)		7,073,870

Commercial mortgage-backed securities—0.93%
Commercial Mortgage Acceptance Corp.,
Series 97-ML1, Class D,
6.978%, due 12/15/30(4)	977,000	979,556

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount	Value

Bonds—(continued)

US bonds—(concluded)

Commercial mortgage-backed securities—(concluded)
Morgan Stanley Dean Witter Capital I,
Series 00-LIF2, Class A2,
7.200%, due 10/15/33	$949,898	$985,620

Total commercial mortgage-backed securities
(cost—$2,106,338)		1,965,176

Mortgage-backed securities—5.73%
Countrywide Alternative Loan Trust,
Series 05-J2, Class 2A1,
7.500%, due 12/25/34	255,901	256,932

Federal Home Loan Mortgage Corp.,
REMIC, Series 3033, Class OI,
5.500%, due 10/15/22(3),(5)	830,234	31,178

Federal National Mortgage Association Pool,
# 816594, 4.914%, due 02/01/35(4)	1,502,247	1,497,656

JPMorgan Alternative Loan Trust,
Series 06-A5, Class 2A6, 5.800%,
due 10/25/36(4)	6,492,000	6,444,469

Wells Fargo Mortgage Backed Securities Trust,
Series 06-18, Class B1,
6.000%, due 12/26/36	3,985,569	3,923,365

Total mortgage-backed securities (cost—$12,259,859)		12,153,600

US government obligations—7.18%
US Treasury Bonds,
4.750%, due 02/15/37	1,805,000	1,731,531

6.250%, due 08/15/23	1,905,000	2,142,679

US Treasury Notes,
4.125%, due 05/15/15	435,000	413,012

4.750%, due 12/31/08(6)	8,395,000	8,364,174

4.750%, due 01/31/12	875,000	870,898

4.750%, due 05/15/14	1,255,000	1,245,784

5.125%, due 05/15/16	430,000	436,685

Total US government obligations (cost—$15,416,552)		15,204,763

Total US bonds (cost—$53,597,371)		51,646,828

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount		Value

Bonds—(continued)

International bonds—64.75%

International corporate bonds—8.83%

Brazil—1.02%
Barclays Bank PLC, Inflation Credit-Linked Note,
6.000%, due 05/17/45(1),(4)	BRL	2,530,000	$2,162,814

Malaysia—7.32%
Johor Corp.,
1.000%, due 07/31/09	MYR	6,600,000	2,233,338

1.000%, due 07/31/12		38,240,000	13,277,387

			15,510,725

United Kingdom—0.49%
SABMiller PLC,
6.500%, due 07/01/16(1)		$1,000,000	1,035,947

Total international corporate bonds (cost—$15,154,538)			18,709,486

Foreign government bonds—52.37%

Argentina—10.84%
Argentina Prestamos Garant,
4.000%, due 01/14/09	ARS	2,000,000	1,006,420

4.000%, due 01/19/12		5,674,473	5,183,346

4.000%, due 05/15/09		1,960,124	1,827,750

Republic of Argentina,
2.000%, due 03/15/14(4)		3,600,000	1,556,441

2.000%, due 03/15/24(4)		2,600,000	743,763

5.475%, due 08/03/12(4)		$15,300,000	11,214,900

11.750%, due 04/07/09(7)		4,000,000	1,440,000

			22,972,620

Austria—2.04%
Republic of Austria,
3.800%, due 10/20/13(1)	EUR	1,885,000	2,446,980

5.000%, due 01/15/08		1,390,000	1,878,170

			4,325,150

Belgium—0.77%
Government of Belgium,
5.750%, due 03/28/08	EUR	1,200,000	1,632,379

Dominican Republic—1.55%
Republic of Dominica,
9.000%, due 03/31/10(8)	DOP	120,000,000	3,293,023

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount		Value

Bonds—(continued)

International bonds—(continued)

Foreign government bonds—(continued)

Egypt—3.44%
Egypt Government Bond,
8.500%, due 02/14/08	EGP	40,618,000	$7,296,147

El Salvador—1.12%
Republic of El Salvador,
7.750%, due 01/24/23		$2,040,000	2,371,500

Finland—0.35%
Republic of Finland,
5.750%, due 02/23/11	EUR	530,000	744,841

France—5.20%
French Treasury Note,
3.500%, due 07/12/09	EUR	1,569,000	2,073,209

Government of France,
3.750%, due 04/25/21		1,940,000	2,404,905

4.000%, due 04/25/13		410,000	539,605

4.250%, due 04/25/19		385,000	507,262

5.000%, due 10/25/16		1,015,000	1,422,821

5.500%, due 04/25/10		1,470,000	2,034,864

5.500%, due 04/25/29		1,350,000	2,044,208

			11,026,874

Germany—11.76%
Bundesobligation,
3.250%, due 04/17/09	EUR	4,100,000	5,404,765

3.500%, due 10/10/08		3,630,000	4,828,469

Bundesschatzanweisungen,
2.250%, due 09/14/07		2,990,000	4,002,837

Deutsche Bundesrepublik,
3.750%, due 01/04/15		660,000	850,516

4.000%, due 01/04/37		2,500,000	3,070,646

4.750%, due 07/04/34		1,315,000	1,822,268

5.000%, due 07/04/12		1,665,000	2,298,410

6.250%, due 01/04/24		360,000	579,631

6.500%, due 07/04/27		1,220,000	2,052,013

			24,909,555

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount		Value

Bonds—(continued)

International bonds—(continued)

Foreign government bonds—(continued)

Hungary—1.55%
Republic of Hungary,
5.500%, due 02/12/14	HUF	325,000,000	$1,633,639

7.000%, due 06/24/09		306,000,000	1,638,644

			3,272,283

Italy—2.51%
Buoni Poliennali Del Tesoro,
4.500%, due 05/01/09	EUR	2,000,000	2,695,352

5.250%, due 08/01/11		1,890,000	2,620,755

			5,316,107

Netherlands—0.99%
Government of Netherlands,
4.000%, due 01/15/37	EUR	815,000	996,600

5.000%, due 07/15/11		795,000	1,092,722

			2,089,322

Poland—1.61%
Government of Poland,
5.750%, due 06/24/08	PLN	9,560,000	3,416,545

Russia—3.04%
Dali Capital PLC for Bank of Moscow,
7.250%, due 11/25/09	RUB	25,000,000	983,229

ING Bank NV Credit-Linked Note,
7.790%, due 02/16/11(1)		39,300,000	1,549,432

Russian Federation,
7.500%, due 03/31/30(1),(2)		$414,380	464,354

8.250%, due 03/31/10		1,666,713	1,735,881

Russian Ruble Credit-Linked Note,
7.580%, due 10/09/07(1)	RUB	43,800,000	1,703,158

			6,436,054

Turkey—4.80%
Government of Turkey,
14.000%, due 01/19/11	TRY	3,120,000	2,286,421

22.666%, due 08/13/08(9)		7,000,000	4,314,232

23.286%, due 07/16/08(9)		2,500,000	1,560,911

Republic of Turkey Credit-Linked Note,
15.000%, due 02/10/10		500,000	375,142

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Face
	amount		Value

Bonds—(concluded)

International bonds—(concluded)

Foreign government bonds—(concluded)

Turkey—(concluded)
15.000%, due 02/10/10(1)		$1,800,000	$1,623,780

			10,160,486

Ukraine—0.80%
Republic of Ukraine Credit-Linked Note,
14.500%, due 03/30/08	UAH	8,400,000	1,703,881

Total foreign government bonds (cost—$105,299,242)			110,966,767

Sovereign/supranational bonds—3.55%
Council of Europe Development Bank,
5.625%, due 12/14/15	AUD	950,000	743,141

Eurofima,
5.625%, due 10/24/16		8,650,000	6,778,802

Total sovereign/supranational bonds (cost—$7,231,918)			7,521,943

Total international bonds (cost—$127,685,698)			137,198,196

Total bonds (cost—$181,283,069)			188,845,024

	Number of
	rights

Rights—0.01%

Mexico—0.01%
United Mexican States Value Recovery Rights,
Series E, expires 06/30/07(10) (cost—$0)		1,615,000	11,466

	Number of
	warrants

Warrants—0.20%

Argentina—0.20%
Republic of Argentina, expires 12/15/35*,(11)
(cost—$277,794)		10,000,000	432,774

	Shares

Short-term investment—5.70%

Other—5.70%
UBS Supplementary Trust—
U.S. Cash Management Prime Fund,
5.368%(12),(13) (cost—$12,080,133)		12,080,133	12,080,133

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

	Number of
	contracts	Value

Options purchased—0.39%

Call options—0.03%
5 Year US treasury note futures, strike at USD 106.00,
expires August 2007*,(14)	894	$69,844

Put options—0.36%
5 Year US treasury note futures, strike at USD 105.00,
expires August 2007*,(14)	894	768,281

Total options purchased (cost—$637,322)		838,125

	Shares

Investment of cash collateral from
securities loaned—4.07%
UBS Private Money Market Fund LLC, 5.288%(12),(15)
(cost—$8,626,488)	8,626,488	8,626,488

Total investments (cost $202,904,806)—99.50%		210,834,010

Cash and other assets, less liabilities—0.50%		1,059,656

Net assets—100.00%		$211,893,666

Notes to portfolio of investments
*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $14,385,094 or 6.79% of net assets.
(2)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of May 31, 2007. Maturity date disclosed is the ultimate maturity date.
(3)	Security is illiquid. These securities amounted to $3,429,807 or 1.62% of net assets.
(4)	Floating rate security—The interest rate shown is the current rate as of May 31, 2007.
(5)	Interest only - This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(6)	Security, or portion thereof, was on loan at May 31, 2007.
(7)	Bond interest in default.
(8)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At May 31, 2007, the value of these securities amounted to $3,293,023 or 1.55% of net assets.
(9)	Reflects annualized yield at May 31, 2007 on zero coupon bonds.
(10)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(11)	Security represents an equity claim linked to Argentina’s gross domestic product.

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

(12)	The rate shown is the yield at May 31, 2007.
(13)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		six months	six months		six months
	Value	ended	ended	Value	ended
Security description	11/30/06	05/31/07	05/31/07	05/31/07	05/31/07

UBS Supplementary
Trust—U.S. Cash
Management Prime
Fund	$26,831,581	$86,493,394	$101,244,842	$12,080,133	$519,761

(14)	This security was pledged to cover margin requirements on futures contracts.
(15)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended May 31, 2007. The advisor earns a management fee from UBS Private Money Market Fund LLC.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		six months	six months		the six months
	Value	ended	ended	Value	ended
Security description	11/30/06	05/31/07	05/31/07	05/31/07	05/31/07

UBS Private Money
Market Fund LLC	$1,829,250	$8,677,165	$1,879,927	$8,626,488	$3,063

REMIC Real Estate Mortgage Investment Conduit

Currency type abbreviations:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
USD	United States Dollar

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

Forward foreign currency contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of May 31, 2007:

					Unrealized
	Contracts to	In		Maturity	appreciation/
	deliver	exchange for		dates	(depreciation)

Australian Dollar	8,295,000	USD	6,343,186	06/01/07	$(447,930)

Australian Dollar	20,050,000	USD	16,415,176	11/29/07	(103,997)

Canadian Dollar	10,035,000	USD	9,297,779	11/29/07	(122,653)

Euro	23,390,000	USD	31,648,424	11/29/07	2,300

Great Britain Pound	10,690,000	USD	21,033,644	11/29/07	(84,071)

Korean Won	8,042,000,000	USD	8,662,494	08/20/07	(21,611)

Ukraine Hryvnia	2,070,000	USD	366,372	05/18/09	(20,892)

United States Dollar	16,887,155	CHF	20,475,000	11/29/07	58,529

United States Dollar	1,684,286	EUR	1,245,000	11/29/07	170

United States Dollar	34,920,568	JPY	4,143,500,000	11/29/07	(92,408)

United States Dollar	19,992,329	SEK	135,530,000	11/29/07	(239,218)

United States Dollar	4,318,990	SGD	6,525,000	11/29/07	6,122

United States Dollar	16,870,114	TWD	561,100,000	08/20/07	189,356

United States Dollar	372,973	UAH	2,070,000	05/18/09	14,291

Net unrealized depreciation on forward foreign currency contracts					$(862,012)

Currency type abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
UAH	Ukraine Hryvnia
USD	United States Dollar

Strategic Global Income Fund, Inc.

Portfolio of investments — May 31, 2007 (unaudited)

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of May 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	date	proceeds	Value	(depreciation)

US treasury futures buy contracts:
5 Year US treasury note,
429 contracts	September 2007	$44,952,102	$44,803,688	$(148,414)

US treasury futures sell contracts:
10 Year US treasury note,
70 contracts	September 2007	7,470,050	7,446,250	23,800

				$(124,614)

The segregated aggregate market value of investments to cover margin requirements for open futures positions at May 31, 2007 was $838,125.

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of assets and liabilities — May 31, 2007
(unaudited)

Assets:
Investments in securities of unaffiliated issuers, at value*
(cost–$182,198,185)	$190,127,389

Investments in securities of an affiliated issuer, at value
(cost–$20,706,621)	20,706,621

Total investments (cost–$202,904,806)	210,834,010

Foreign currency, at value (cost–$7,927,144)	8,022,515

Interest receivable	2,295,010

Due from broker	2,186,944

Unrealized appreciation on forward foreign currency contracts	270,768

Unrealized appreciation on swap agreements	227,569

Other assets	33,557

Total assets	223,870,373

Liabilities:
Payable for investments purchased	1,839,995

Unrealized depreciation on forward foreign currency contracts	1,132,780

Payable to investment advisor and administrator	175,219

Payable for cash collateral from securities loaned	8,626,488

Directors’ fees payable	10,980

Variation margin payable	32,695

Accrued expenses and other liabilities	158,550

Total liabilities	11,976,707

Net assets:
Capital stock–$0.001 par value; 100,000,000 shares authorized; 18,258,828 shares issued and outstanding	206,099,102

Distributions in excess of net investment income	(1,644,112)

Accumulated net realized gain from investment transactions	140,359

Net unrealized appreciation of investments, futures, swaps, forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	7,298,317

Net assets	$211,893,666

Net asset value per share	$11.60

* Includes $8,269,522 of securities on loan, at value.

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of operations

For the six
months ended
May 31, 2007
(unaudited)

Investment income:
Interest income (includes $519,761 earned from an affiliated entity)	$6,555,187

Securities lending income (all of which was earned from an affiliated entity)	3,063

Total income	6,558,250

Expenses:
Investment advisory and administration fees	1,067,961

Custody and accounting fees	85,438

Professional fees	47,369

Reports and notices to shareholders	34,904

Listing fees	19,873

Transfer agency fees	13,961

Directors’ fees	10,969

Insurance expense	4,111

Other expenses	9,971

Total expenses	1,294,557

Net investment income	5,263,693

Realized and unrealized gains (losses) from investment activities:
Net realized gain (loss) from:
Investments	3,792,682

Futures	183,373

Swap agreements	70,472

Forward foreign currency contracts and foreign currency transactions	(3,548,980)

Net change in unrealized appreciation/(depreciation) of:

Investments	(727,435)

Futures	(208,271)

Swap agreements	21,929

Other assets and liabilities denominated in foreign currency and forward foreign currency contracts	(766,891)

Net realized and unrealized loss from investment activities	(1,183,121)

Net increase in net assets resulting from operations	$4,080,572

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Statement of changes in net assets

	For the six
	months ended	For the
	May 31, 2007	year ended
	(unaudited)	November 30, 2006

From operations:
Net investment income	$5,263,693	$9,402,522

Net realized gain from investments	3,792,682	5,791,134

Net realized gain from futures	183,373	1,047,950

Net realized gain from swap agreements	70,472	122,921

Net realized gain (loss) from forward foreign currency contracts and foreign currency transactions	(3,548,980)	1,623,832

Net change in unrealized appreciation/(depreciation) of:

Investments	(727,435)	4,905,635

Futures	(208,271)	101,108

Swap agreements	21,929	184,257

Other assets and liabilities denominated in foreign currency and forward foreign currency contracts	(766,891)	830,877

Net increase in net assets resulting from operations	4,080,572	24,010,236

Dividends and distributions to shareholders from:
Net investment income	(2,803,006)	(15,159,402)

Net realized gains	(5,782,295)	(1,855,999)

Total dividends and distributions to shareholders	(8,585,301)	(17,015,401)

Net increase (decrease) in net assets	(4,504,729)	6,994,835

Net assets:
Beginning of period	216,398,395	209,403,560

End of period	$211,893,666	$216,398,395

Distributions in excess of net investment income	$(1,644,112)	$(4,104,799)

See accompanying notes to financial statements

(This page has been left blank intentionally)

Strategic Global Income Fund, Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six
	months ended
	May 31, 2007
	(unaudited)

Net asset value, beginning of period	$11.85

Net investment income	0.29

Net realized and unrealized gains (losses) from investment activities	(0.07)

Net increase from operations	0.22

Dividends from net investment income	(0.15	)(2)

Distributions from net realized gains from investment activities	(0.32	)(2)

Distributions from paid-in-capital	—

Total dividends and distributions	(0.47)

Net asset value, end of period	$11.60

Market value, end of period	$12.05

Total investment return(1)	7.31%

Ratios/Supplemental data:

Net assets, end of period (000’s)	$211,894

Ratio of expenses to average net assets	1.21	%**

Ratio of net investment income to average net assets	4.93	%**

Portfolio turnover	51%

(1)	Total investment return is calculated assuming a purchase of $10,000 of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.
(2)	The actual sources of the Fund’s fiscal year 2007 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination or the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2007 fiscal year.
**	Annualized.

See accompanying notes to financial statements

For the years ended November 30,

2006	2005	2004	2003	2002

$11.47	$13.12	$12.93	$12.15	$11.99

0.51	0.54	0.54	0.53	0.52

0.80	(0.28)	0.94	1.53	0.83

1.31	0.26	1.48	2.06	1.35

(0.83)	(1.17)	(1.29)	(0.78)	(0.57)

(0.10)	(0.63)	—	(0.33)	(0.22)

—	(0.11)	—	(0.17)	(0.40)

(0.93)	(1.91)	(1.29)	(1.28)	(1.19)

$11.85	$11.47	$13.12	$12.93	$12.15

$11.67	$10.56	$14.60	$14.44	$12.84

19.70%	(17.37)%	10.89%	23.18%	24.39%

$216,398	$209,404	$239,538	$236,102	$221,928

1.23%	1.22%	1.16%	1.19%	1.18%

4.43%	4.43%	4.21%	4.15%	4.37%

74%	113%	189%	49%	51%

See accompanying notes to financial statements

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

Organization and significant accounting policies
Strategic Global Income Fund, Inc. (the “Fund”) was incorporated in Maryland on November 15, 1991 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Fund’s shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. All investments quoted in foreign currencies will be valued weekly in US Dollars on the basis of the foreign currency exchange rates determined as of the close of regular trading on the NYSE. Occasionally, events affecting the value of the foreign investments occur between the time at which they are determined and the close of the NYSE, which will not otherwise be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities are valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt investments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of operations for a fiscal period.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

Foreign currency translation—The Fund uses the foreign currency exchange rates determined as of the close of regular trading on the NYSE. For purposes of calculating the US dollar equivalent value of a non-US dollar denominated obligation, foreign currency amounts are translated into US dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of the Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund’s portfolio are presented at the foreign exchange rates at the end of the Fund’s fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with US federal income tax regulations.

Forward foreign currency contracts—The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) in connection with planned purchases or sales of securities or to hedge the US dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such forward contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such forward contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

Purchased options—The Fund may purchase put and call options. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Futures contracts—The Fund may use financial futures contracts for hedging purposes and to adjust exposure to US and foreign fixed income markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Total return swap agreements—Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

At May 31, 2007, the Fund had an outstanding total return swap agreement with the following terms:

					Payments
				Payments	received
	Notional		Termination	made by	by the	Unrealized
Counterparty	amount		date	the Fund	Fund	appreciation

HSBC Bank Plc	RUB	24,400,000	10/09/07	$887,234[1]	—[2]	$71,541

Morgan Stanley Capital Services, Inc.	KZT	162,825,000	02/29/08	$1,299,710[3]	—[4]	3,913

						$75,454

1	Payment made on 09/27/05 to fully fund swap.
2	Payment is equal to the total return on the OAO Gazprom 7.580% bond, due 10/09/07.
3	Payment made on 02/26/07 to fully fund swap.
4	Payment is equal to the total return on the Republic of Kazakhstan 3.780% bond, due 02/23/08.

Currency type abbreviations:
KZT    Kazakhstan Tenge
RUB   Russian Ruble

Credit default swap agreements—Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or a credit event. As a purchaser of credit default protection, the Fund would make periodic payments to the counterparty, and the counterparty would make payment of the notional amount only upon the occurrence of a default or credit event. If no default or credit event occurs with respect to a purchased credit default swap, the Fund will lose its periodic stream of payments over the term of the contract.

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

However, if a default or credit event occurs with respect to a purchased credit default swap, the Fund would receive full notional value for a reference obligation that may have little or no value. As a seller of credit default protection, the Fund would receive periodic payments from the counterparty, and the counterparty would receive payment of the notional amount only upon the occurrence of a default or credit event. If a default or credit event occurs with respect to a sold credit default swap, the Fund would be committed to pay full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, and credit risk.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

At May 31, 2007, the Fund had an outstanding credit default swap agreement with the following terms:

Payments
				Payments	received
	Notional		Termination	made by	by the	Unrealized
Counterparty	amount		date	the Fund	Fund	appreciation

Deutsche Bank AG	USD	2,110,000	06/20/16	—[1]	3.06%	$152,115

1	Payment of notional amount to the counterparty will be made upon the occurrence of a credit event with respect to the Republic of Turkey 11.875% bond, due 01/15/30.

Currency type abbreviations:
USD   United States Dollar

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with US federal income tax

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment advisor and administrator and other transactions with related entities
The Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.00% of the Fund’s average weekly net assets. At May 31, 2007, the Fund owed UBS Global AM $175,219 in investment advisory and administration fees.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended May 31, 2007, the Fund purchased or sold certain securities (e.g., fixed income securities) in principal trades with

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

Morgan Stanley having an aggregate value of $14,158,968. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services, Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended May 31, 2007, UBS Securities LLC earned $1,019 in compensation as the Fund’s lending agent. At May 31, 2007, the Fund owed UBS Securities LLC $111 in compensation as the Fund’s lending agent.

Capital stock
There are 100,000,000 shares of $0.001 par value common stock authorized and 18,258,828 shares outstanding at May 31, 2007. For the six months ended May 31, 2007 and the year ended November 30, 2006, the Fund did not issue or repurchase any shares of common stock.

Purchases and sales of securities
For the six months ended May 31, 2007, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $102,243,857, and $98,645,451 respectively.

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

Federal tax status
The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended November 30, 2006 was as follows:

Distributions paid from:

Ordinary income	$15,745,694

Net long-term capital gains	1,269,707

$17,015,401

At November 30, 2006, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gain	$4,075,473

Undistributed ordinary income	1,706,822

Accumulated realized capital and other losses	(2,445,157)

Net unrealized appreciation	6,962,153

Total accumulated earnings	$10,299,291

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending November 30, 2007.

During the fiscal year ended November 30, 2006, the Fund had no capital loss carryforwards to offset current year gains.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and components of net unrealized appreciation of investments at May 31, 2007 were as follows:

Tax cost of investments	$202,904,806

Gross unrealized appreciation	10,659,832

Gross unrealized depreciation	(2,730,628)

Net unrealized appreciation	$7,929,204

Strategic Global Income Fund, Inc.

Notes to financial statements — May 31, 2007 (unaudited)

To reflect reclassifications arising from permanent “book/tax” differences for the year ended November 30, 2006, accumulated undistributed net investment income was increased by $2,992,190, accumulated net realized gain from investment activities was decreased by $1,722,484, and capital stock was decreased by $1,269,706. These differences were primarily due to tax treatment of foreign currency transactions, paydown gains and losses, adjustments for certain debt obligations and the reclassification of the tax character of distributions.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practice no later than the last business day that occurs in the period covered by the Fund’s May 31, 2008 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, to the Fund’s financial statements.

Strategic Global Income Fund, Inc.

General information (unaudited)

The Fund
Strategic Global Income Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its primary objective. The Fund’s investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), an indirect wholly owned asset management subsidiary of UBS AG.

Shareholder information
The Fund’s NYSE trading symbol is “SGL.” Comparative net asset value and market price information about the fund is published weekly in various media.

Shareholder meeting information
An annual meeting of shareholders of the Fund was held on March 1, 2007. At the meeting, Richard Q. Armstrong, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil and Heather R. Higgins were elected to serve as board members until the next annual meeting of shareholders or until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:
To vote for or withhold authority in the election of:	Shares voted for	Shares withhold authority

Richard Q. Armstrong	14,966,359,940	226,319,430

Richard R. Burt	14,962,093,940	230,585,430

Meyer Feldberg	14,977,043,940	215,635,430

Alan S. Bernikow	14,961,388,940	231,290,430

Bernard H. Garil	14,978,227,940	214,451,430

Heather R. Higgins	15,021,319,940	171,359,430

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Strategic Global Income Fund, Inc.

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend reinvestment plan
The Fund’s Board has established a Dividend Reinvestment Plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund’s transfer agent and should include the shareholder’s name and address as they appear on that share certificate or in the transfer agent’s records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Strategic Global Income Fund, Inc.

General information (unaudited)

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund’s market price exceeds its net asset value; a portion of a dividend/distribution may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend/distribution will be equal to the result obtained by dividing the amount of the dividend/distribution payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent’s fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent’s open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days’ written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

Distribution policy
The Fund’s Board adopted a managed distribution policy in May 1998, which was revised effective January 2000 and again in May 2005. Pursuant to the policy as in effect from January 2000 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 10% of the Fund’s net asset value, as determined as of the last trading

Strategic Global Income Fund, Inc.

General information (unaudited)

day during the first week of that month (usually a Friday unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distribution pursuant to the policy from 10% to 8% effective beginning with the June 2005 monthly distribution. From May 31, 1998 through January 2000, the Fund’s managed distribution was 8% of the Fund’s net asset value as determined as of the last trading day during the first week of the month. Prior to May 31, 1998, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses. The Fund’s Board may change or terminate the managed distribution policy at any time; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a percentage of its net assets) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital for tax purposes.

Monthly distributions based on a fixed percentage of the Fund’s net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund’s Board will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made no less frequently than annually.

Revised distribution characteristics for distributions made from January 2007 through May 2007 and additional information
In 2007 press releases issued through the end of May, the Fund provided estimated information regarding the sources of its monthly distributions. Those press releases and certain related shareholder notices indicated that prior 2007 distributions were estimated to be sourced from a combination of net investment income and long-term or short-term capital gains. The Fund determined in May to reclassify certain distributions made earlier this year in connection with an annual tax filing made in July. The Fund is reclassifying the sources of the distributions made from January 2007 through May 2007 from certain various percentages of net investment income and/or long-term or short-term capital gains, noted in previous

Strategic Global Income Fund, Inc.

General information (unaudited)

disclosures, to the following: for distributions declared in January 2007 and February 2007, the estimated source of these distributions is long-term capital gains only; for the distribution declared in March 2007, the estimated source of that distribution is 86% long-term capital gains and 14% short-term capital gains; for the distribution declared in April 2007, the estimated source of that distribution is short-term capital gains; and for the distribution declared in May 2007, the Fund now estimates that 5% of this monthly distribution represented short-term capital gains and 95% represented net investment income. This readjustment does not change the amount of the distributions that had been paid, only their estimated characteristics.

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Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	John Penicook
President	Vice President

Mark F. Kemper	Uwe Schillhorn
Vice President and Secretary	Vice President

Thomas Disbrow
Vice President and Treasurer

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities made in the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr.  Richard Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 3, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 3, 2007